INVESTMENTS - Short-term and long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment And Other Income [Line Items]
Short-term investments	$ 194,720	$ 16,043
Long-term investments	341,946	373,233
Equity Investments With Readily Determinable Fair Value [Member]
Investment And Other Income [Line Items]
Long-term investments	121,841	181,483
Equity Investments With Readily Determinable Fair Value [Member] | Hopefluent Company Holdings Limited [Member]
Investment And Other Income [Line Items]
Long-term investments	23,418	30,733
Equity Investments With Readily Determinable Fair Value [Member] | Shenzhen World Union Properties Consultancy Co Ltd [Member]
Investment And Other Income [Line Items]
Long-term investments	98,423	150,750
Equity Investments Without Readily Determinable Fair Value [Member]
Investment And Other Income [Line Items]
Long-term investments	105,492	107,230
Equity Investments Without Readily Determinable Fair Value [Member] | Guilin Bank [Member]
Investment And Other Income [Line Items]
Long-term investments	46,892	47,664
Equity Investments Without Readily Determinable Fair Value [Member] | Xian Chuangdian Quancheng Real estate consultant limited [Member]
Investment And Other Income [Line Items]
Long-term investments	3,276	3,330
Equity Investments Without Readily Determinable Fair Value [Member] | Tospur Real Estate Consulting Co Ltd [Member]
Investment And Other Income [Line Items]
Long-term investments	54,607	55,507
Equity Investments Without Readily Determinable Fair Value [Member] | Foshan Nature Lvke Science [Member]
Investment And Other Income [Line Items]
Long-term investments	717	729
Equity Method Investment [Member]
Investment And Other Income [Line Items]
Long-term investments	87,874	84,520
Equity Method Investment [Member] | Chongqing Wanli New Energy Co Ltd [Member]
Investment And Other Income [Line Items]
Long-term investments	87,874	84,520
Equity Method Investments Carried At Fair Value [Member]
Investment And Other Income [Line Items]
Long-term investments	26,739
Equity Method Investments Carried At Fair Value [Member] | China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Long-term investments	26,739
Short-term investments. | Trading securities
Investment And Other Income [Line Items]
Short-term investments		1,773
Short-term investments. | Fixed-rate time deposits
Investment And Other Income [Line Items]
Short-term investments	89,457	$ 14,270
Short-term investments. | Call options
Investment And Other Income [Line Items]
Short-term investments	1,384
Short-term investments. | Structured note
Investment And Other Income [Line Items]
Short-term investments	$ 103,879